Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Components of the Company's Deferred Tax Assets (Liabilities)

Significant components of the Company’s deferred tax assets as of December 31, 2014 and 2013 consist of the following (in thousands):

	Year Ended December 31,
	2014	2013
Deferred tax assets:
Accruals and reserves	$1,382	$858
Net operating loss carry forward	44,083	42,828
Tax credits	6,467	6,336
Fixed and intangible assets	43	18
Valuation Allowance	(51,975)	(49,869)

Total deferred tax assets:	—	171

Deferred tax liabilities:
Fixed Asset Basis Difference	—	(171)

Total deferred tax liabilities:	—	—

Net Deferred	$—	$—

Reconciliation of Federal Income Tax Rate to Company's Effective Tax Rate

Reconciliations of the statutory federal income tax (benefit) to the Company’s effective tax for the years ended December 31, 2014 and 2013 are as follows (in thousands):

	Year Ended December 31,
	2014	2013
Tax (benefit) at statutory federal rate	34.00%	34.00%
State Tax (benefit)—net of federal benefit	-3.24%	1.31%
Permanent differences	1.83%	-0.04%
Credits	1.97%	1.83%
Change in Valuation Allowance	-34.25%	-37.07%
Other	-0.31%	-0.19%

Provision for Taxes	0.00%	-0.16%

Unrecognized Tax Benefits

The unrecognized tax benefit was as follows (in thousands):

Beginning Balance at January 1, 2013	$2,409,043
Increase/(Decrease) of unrecognized tax benefits taken in prior years	—
Increase/(Decrease) of unrecognized tax benefits related to current year	107,817

Ending Balance at December 31, 2013	$2,516,860

Beginning Balance at January 1, 2014	$2,516,860
Increase/(Decrease) of unrecognized tax benefits taken in prior years	—
Increase/(Decrease) of unrecognized tax benefits related to current year	52,684

Ending Balance at December 31, 2014	$2,569,544